Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended				12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Fidelity National Title Group	Mar. 31, 2013 Fidelity National Title Group	Dec. 31, 2013 Fidelity National Title Group	Dec. 31, 2012 Fidelity National Title Group	Dec. 31, 2011 Fidelity National Title Group	Mar. 31, 2014 Black Knight Financial Services [Member]	Mar. 31, 2013 Black Knight Financial Services [Member]	Mar. 31, 2014 Corporate and Other	Mar. 31, 2013 Corporate and Other	Dec. 31, 2013 Corporate and Other	Dec. 31, 2012 Corporate and Other	Dec. 31, 2011 Corporate and Other	Mar. 31, 2014 Total Portfolio Company Investments [Member]	Mar. 31, 2013 Total Portfolio Company Investments [Member]	Dec. 31, 2013 Total Portfolio Company Investments [Member]	Dec. 31, 2012 Total Portfolio Company Investments [Member]	Dec. 31, 2011 Total Portfolio Company Investments [Member]	Mar. 31, 2014 Consolidation, Eliminations [Member]	Mar. 31, 2013 Consolidation, Eliminations [Member]	Dec. 31, 2013 Consolidation, Eliminations [Member]	Dec. 31, 2012 Consolidation, Eliminations [Member]	Dec. 31, 2011 Consolidation, Eliminations [Member]	Mar. 31, 2014 Remy	Mar. 31, 2013 Remy	Dec. 31, 2013 Remy	Dec. 31, 2012 Remy	Dec. 31, 2011 Remy	Mar. 31, 2014 Restaurant group	Mar. 31, 2013 Restaurant group	Dec. 31, 2013 Restaurant group	Dec. 31, 2012 Restaurant group	Dec. 31, 2011 Restaurant group	Mar. 31, 2014 FNF Corporate and Other [Member]	Mar. 31, 2013 FNF Corporate and Other [Member]	Dec. 31, 2013 FNF Corporate and Other [Member]	Dec. 31, 2012 FNF Corporate and Other [Member]	Dec. 31, 2011 FNF Corporate and Other [Member]	Mar. 31, 2014 Total FNF Core [Member]	Mar. 31, 2013 Total FNF Core [Member]	Dec. 31, 2013 Total FNF Core [Member]	Dec. 31, 2012 Total FNF Core [Member]	Dec. 31, 2011 Total FNF Core [Member]	Dec. 31, 2013 Remy	Sep. 30, 2013 Remy	Dec. 31, 2013 ABRH [Member]
Segment Reporting Information [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																												51.00%					55.00%															51.00%	51.00%	55.00%
Title Premiums	$ 755	$ 937	$ 4,152	$ 3,833	$ 3,257	$ 755		$ 4,152	$ 3,833	$ 3,257	$ 0	$ 0																														$ 0	$ 755	$ 937	$ 4,152	$ 3,833	$ 3,257
Other Revenue	646	435	1,737	1,676	1,393	423		1,597	1,613	1,337	187	0	28	19	87	15	19	28	19	87	15	19	0	0	0		0											8	10	53	48	37	618	416	1,650	1,661	1,374
Revenue Other Manufactured Products	302	284	1,127	417	417													302	284	1,127	417	0	0	0	0		0	302	284	1,127		417
Food and Beverage Revenue	354	354	1,408	908	908													354	354	1,408	908	0	0	0	0		0						354		1,408		908
Sales Revenue, Services, Net	2,057	2,010	8,424	6,834	4,650	1,178		5,749	5,446	4,594	187		28		87	15	19	684	657	2,622	1,340	19			0		0			1,127		417	354		1,408		908	8		53	48	37	1,373	1,353	5,802	5,494	4,631
Total revenues	2,089	2,041	8,565	7,165	4,800	1,208	1,375	5,894	5,586	4,743	187	0	30	19	90	11	18	686	656	2,622	1,535	18		0	(7)	(1)	0	302	285	1,125		497	354	352	1,407		1,027	8	10	56	45	39	1,403	1,385	5,950	5,631	4,782
Interest and investment income including realized gains and losses	32	31	141	331	150	30		145	140	149	0	0	2		3	(4)	(1)	2	(1)	0	195	(1)	0	0	(7)	(1)	0	0	1	(2)		80	0		(1)		119	0		3	(3)	2	30	32	148	137	151
Depreciation and amortization	118	33	137	104	73	39		65	64	70	61	0	3	2	12	0	0	17	16	69	36	0	0	0	0		0	1	1	4		1	13		53		35	1	1	3	4	3	101	17	68	68	73
Interest expense	36	23	93	74	57	0	0	0	1	1	8	0	(1)	(2)	4	1	0	6	7	32	14	0		0	(7)	(1)		5	7	20		10	2		8		3	22	16	68	60	56	30	16	68	61	57
Earnings (loss) from continuing operations before income taxes and equity in (loss) earnings of unconsolidated affiliates	(79)	137	651	835	405	(15)	169	821	776	521	(77)	0	2	(8)	(59)	(25)	(1)	21	(9)	(25)	166	(1)	0	0	0		0	10	(1)	22		89	9		12		102	(8)	(23)	(145)	(107)	(115)	(100)	146	676	669	406
Income Tax Expense (Benefit), Continuing Operations	(37)	46	205	245	131	10	60	302	282	169	(11)	0	(3)	(6)	(38)	(6)	2	0	(6)	(37)	15	2						3		5		3	0		(4)		18	(36)	(8)	(60)	(52)	(40)	(37)	52	242	230	129
Earnings (loss) from continuing operations before equity in (loss) earnings of unconsolidated affiliates	(42)	91	446	590	274	(25)	109	519	494	352	(66)	0	5	(2)	(21)	(19)	(3)	21	(3)	12	151	(3)	0	0	0		0	7	(1)	17		86	9	0	16		84	28	(15)	(85)	(55)	(75)	(63)	94	434	439	277
Equity in earnings (loss) of unconsolidated affiliates	(31)	(3)	(26)	10	10	1	1	5	5	4	0	0	(31)	(4)	(30)	5	6	(31)	(4)	(30)	5	6	0	0	0		0	0		0	0	0	0		0	0	0	(1)		(1)	0	0	0	1	4	5	4
Net earnings (loss) from continuing operations	(73)	88	420	600	284		110	524	499	356		0		(6)	(51)	(14)	3	(10)	(7)	(18)	156	3		0	0		0		(1)	17	86	0		0	16	84	0		(15)	(86)	(55)	(75)	(63)	95	438	444	281
Total assets	14,687	9,682	10,524	9,903	7,862	8,145	6,828	6,757	6,929	6,540	3,720	0			699	678	998	2,626	2,611	2,617	2,637	998	(33)	(67)	(115)	(80)	0	1,290	1,278	1,255	1,270	0	676	671	663	689	0			1,265	417	324	12,094	7,138	8,022	7,346	6,864
Goodwill	$ 4,709	$ 1,883	$ 1,901	$ 1,908	$ 1,453	$ 2,240	$ 1,434	$ 1,435	$ 1,434	$ 1,418	$ 1,989	$ 0			$ 96	$ 106	$ 32	$ 477	$ 446	$ 463	$ 471	$ 32		$ 0	$ 0	$ 0	$ 0	$ 263	$ 248	$ 248	$ 246	$ 0	$ 119	$ 119	$ 119	$ 119	$ 0			$ 3	$ 3	$ 3	$ 4,232	$ 1,437	$ 1,438	$ 1,437	$ 1,421